CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 12,049	$ 17,361
Cost of revenue	10,736	14,578
Gross profit	1,313	2,783
Operating expenses
Research and development	10,803	9,904
Sales and marketing	8,265	9,817
General and administrative	29,487	16,376
Impairment loss	297
Total operating expenses	48,852	36,097
Loss from operations	(47,539)	(33,314)
Other income (expense), net
Interest expense	(8,095)	(3,686)
Other financing cost	(30,793)	(8,955)
Interest income	20	3
Loss on debt extinguishment	(52,276)	(319)
Other income (expense)	(4)	2,500
Change in fair value of warrant and derivatives	453	(4,242)
Change in fair value of debt	(10,766)
Change in fair value of earnout liabilities	4,149
Total other income (expense), net	(97,312)	(14,699)
Loss before income taxes	(144,851)	(48,013)
Net loss	$ (144,851)	$ (48,013)
Net loss attributable per share to common stockholders, basic	$ (16.38)	$ (7.16)
Net loss attributable per share to common stockholders, diluted	$ (16.38)	$ (7.16)
Weighted-average shares used to compute net loss attributable per share to common stockholders, basic	8,843,703	6,708,466
Weighted-average shares used to compute net loss attributable per share to common stockholders, diluted	8,843,703	6,708,466